Summary of Significant Accounting Policies (Details) (South Texas Project Units 1 and 2, Bay, City, TX)	Dec. 31, 2011
South Texas Project Units 1 and 2, Bay, City, TX
Summary of Significant Accounting Policies Disclosure [Line Items]
Ownership Interest (as a percent)	44.00%